Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

10. Long-Term Debt

The Company’s debt consists of the following:

	September 30, 2016 (unaudited)	December 31, 2015
	(In thousands)
Senior Secured Credit Facility	$94,500	$87,000
Second Lien Notes	33,024	—
8.750% Senior Notes	151,848	220,000
Gap Financing	2,063	—
Less unamortized discount on 8.750% Senior Notes	(1,898)	(3,575)
Less deferred financing costs on 8.750% Senior Notes	(945)	(1,785)
Less deferred financing costs on Second Lien Notes	(1,180)	—
Other	276	286

	$277,688	$301,926

Senior Secured Credit Facility

On July 28, 2015, LRAI closed a new $500,000,000 Senior Secured Credit Facility (the “Senior Secured Credit Facility”) which replaced a $400,000,000 Wells Fargo-led syndicated facility. The new facility was arranged by Citibank, N.A. and featured an expanded borrowing base of $180,000,000 as of December 31, 2015. The new facility provides additional liquidity for the Company and a lower interest rate. The new rate is a 25 basis point improvement over the LIBOR interest rate spread. The new facility provides for an extension in the maturity date to October 16, 2018, which represents a seven month extension over the Wells Fargo-led facility. The financial covenants contained in this new facility are substantially the same as the previous facility. Effective as of May 19, 2016, the borrowing base was reduced from $180,000,000 to $120,000,000. As of September 30, 2016 (giving effect to the amended covenant ratio discussed below) and December 31, 2015, LRAI was in compliance with all covenants including all financial ratios under the Senior Secured Credit Facility. As of September 30, 2016 and December 31, 2015, $94,500,000 and $87,000,000 was borrowed, respectively, under the Senior Secured Credit Facility.

The Senior Secured Credit Facility may be used for loans and, subject to a $2,500,000 sub-limit, letters of credit. The Senior Secured Credit Facility provides for a commitment fee of 0.375% to 0.5% based on the unused portion of the borrowing base under the Senior Secured Credit Facility.

Borrowings under the Senior Secured Credit Facility, at LRAI’s election, bear interest at either: (i) an alternate base rate (“ABR”) equal to the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5% per annum, and (c) the adjusted LIBO rate of a three-month interest period on such day plus 1.0%; or (ii) the adjusted LIBO rate, which is the rate stated on Reuters screen LIBOR01 page, for one, two, three, six or twelve months, as adjusted for statutory reserve requirements for Eurocurrency liabilities, plus, in each of the cases described in clauses (i) and (ii) above, an applicable margin ranging from 0.75% to 1.75% for ABR loans and from 1.75% to 2.75% for adjusted LIBO rate loans.

The Senior Secured Credit Facility requires LRAI to maintain certain financial ratios and limits the amount of indebtedness LRAI can incur. Subject to certain permitted liens, LRAI’s obligations under the Senior Secured Credit Facility have been secured by the grant of a first priority lien on no less than 80% of the value of the proved oil and gas properties of the Company and its subsidiaries.

In connection with the Senior Secured Credit Facility, LRAI and certain of its subsidiaries also entered into certain customary ancillary agreements and arrangements, which, among other things, provide that the indebtedness, obligations, and liabilities of the Company arising under or in connection with the Senior Secured Credit Facility are unconditionally guaranteed by such subsidiaries.

Effective as of July 27, 2016, LRAI, the several banks and other financial institutions party thereto (collectively, the “Consenting Lenders”) and Citibank, N.A., in its capacity as administrative agent for the lenders (the “Administrative Agent”) entered into the Third Amendment to Credit Agreement and Limited Waiver (the “Amendment”) to that certain Credit Agreement dated as of July 28, 2015, by and among LRAI, the Consenting Lenders (together with the other banks and financial institutions party thereto, the “Lenders”) and the Administrative Agent (as amended, supplemented and modified, the “Credit Agreement”) to (a) permit LRAI to incur the second lien obligations contemplated by the Securities Purchase Agreement with Leucadia National Corporation and others (as described below) and LRAI’s contemplated use of proceeds thereof, (b) increase the applicable margin for Eurodollar and ABR loans and letter of credit fees by 0.75% across all levels of the previously applicable pricing grid, (c) modify the fee payable on the actual daily unused amount of the aggregate commitments to a flat 0.50% across all levels of the pricing grid, (d) increase the minimum percentage of the value of LRAI’s oil and gas properties that must be mortgaged as collateral for the obligations under the Credit Agreement and the other loan documents from 80% to 90%, (e) modify the maximum leverage ratio thresholds from 4.0 to 1.0 to (i) 4.75 to 1.0 for the four quarterly periods ending June 30, 2016, (ii) 4.50 to 1.0 for the four quarterly periods ending September 30, 2016, (iii) 4.25 to 1.0 for the four quarterly periods ending December 31, 2016 and (iv) 4.00 to 1.0 for all periods thereafter, (f) prohibit distributions to the Predecessor for general and administrative expenses after September 30, 2016 and (g) amend certain other provisions of the Credit Agreement as more specifically set forth in the Amendment.

8.750% Senior Notes

On April 4, 2014, LRAI issued at par $220,000,000 of 8.750% Senior Unsecured Notes due April 15, 2019 (the “8.750% Senior Notes”) to U.S. based institutional investors. The net proceeds from the offering of approximately $212,000,000 (after deducting purchasers’ discounts and offering expenses) were used to repay LRAI’s Senior Secured Credit Facility and 2nd lien facility, and for general corporate purposes. Under the 2nd lien term loan agreement, LRAI was required to pay a prepayment fee of $1,100,000 in connection with the early prepayment of the facility equal to 2.0% of the principal balance that was prepaid. This facility was terminated upon repayment.

On or after April 15, 2016, LRAI may redeem the 8.750% Senior Notes in whole or in part at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, on the 8.750% Senior Notes redeemed, to the applicable date of redemption, if redeemed during the twelve-month period beginning on April 15 of the years indicated below:

Year	Percentage
2016	106.563%
2017	104.375%
2018 and thereafter	100.000%

In addition, upon a change of control of LRAI, holders of the 8.750% Senior Notes will have the right to require LRAI to repurchase all or any part of their 8.750% Senior Notes for cash at a price equal to 101% of the aggregate principal amount of the 8.750% Senior Notes repurchased, plus any accrued and unpaid interest. The 8.750% Senior Notes were issued under and governed by an Indenture dated April 4, 2014, between LRAI, Wells Fargo Bank, National Association, as trustee and LRAI’s subsidiaries named therein as guarantors (the “Indenture”). The Indenture contains covenants that, among other things, limit the ability of LRAI and its subsidiaries to: incur indebtedness; pay dividends or make other distributions on stock; purchase or redeem stock or subordinated indebtedness; make investments; create liens; enter into transactions with affiliates; sell assets; refinance certain indebtedness; and merge with or into other companies or transfer substantially all of LRAI’s assets.

Debt Issuance Costs

The Company capitalizes certain direct costs associated with the issuance of long-term debt and amortizes such costs over the lives of the respective debt. At September 30, 2016 and December 2015, the Company had approximately $1,300,000 and $1,100,000, respectively, of debt issuance costs associated with issuance of the Senior Secured Credit Facility remaining that are being amortized over the lives of the respective debt which are recorded as other non-current assets in the consolidated balance sheets.

Securities Purchase Agreement and Second Lien Notes

On August 2, 2016, the Company entered into a Securities Purchase Agreement with Juneau Energy, LLC, as initial purchaser (“Juneau”), Leucadia National Corporation (“Leucadia”), as guarantor of Juneau’s obligations, the other purchasers party thereto and Jefferies, LLC, in its capacity as the collateral agent for the purchasers, relating to the issuance and sale of (i) up to $49,900,000 aggregate principal amount of LRAI’s 12% senior secured second lien notes due 2021 (the “Second Lien Notes”) and (ii) five-year warrants to purchase up to an aggregate 998,000 shares of the Company’s Class A voting common stock at a price equal to $5.00 per share (the “Warrants”).

The Second Lien Notes are secured by second-priority liens on substantially all of LRAI’s and its subsidiaries’ assets to the extent such assets secure obligations under the Senior Secured Credit Facility.

As of September 30, 2016, LRAI has issued $38.0 million in aggregate principal amount of Second Lien Notes and the Company has issued Warrants to purchase 760,000 shares of its Class A voting common stock. The Company recorded an equity warrant liability of approximately $5.1 million which was the fair value amount at the date of issuance. The warrants were adjusted to fair value at September 30, 2016 which resulted in an unrealized loss on warrants of approximately $0.6 million. Proceeds from the Second Lien Notes issuance were used to repurchase approximately $68.2 million in aggregate principal amount of the 8.750% Senior Notes in privately negotiated open market repurchases with holders of such notes, and to pay related fees and expenses related to the foregoing. The repurchase amounts paid were approximately $36.2 million in cash. Net of related fees, such repurchases resulted in a gain on debt extinguishment of approximately $29.4 million.

Repurchase Facilitation Agreement

On October 26, 2016, effective September 29, 2016, Lonestar Resources US, Inc. (the “Company”), by and on behalf of itself and certain of its subsidiaries, entered into an Amended and Restated Repurchase Facilitation Agreement (the “Amended and Restated Agreement”) with Seaport Global Securities LLC, a Delaware limited liability company (“Seaport Global”). Pursuant to the Amended and Restated Agreement, Seaport Global has agreed to provide the Company with financing (“Gap Financing”) from time to time in connection with the repurchase of the 8.750% Senior Notes, to be acquired by Seaport Global on the Company’s behalf in one or more open market purchases.

The Amended and Restated Agreement amends and restates that certain Facilitation Agreement entered into on September 29, 2016 (the “Original Agreement”), between the Company and Seaport Global, which was previously disclosed in a Current Report on Form 8-K filed with the Securities and Exchange Commission (the “Commission”) on October 5, 2016. Other than as provided below, the terms of the Amended and Restated Agreement are substantially the same as those set forth in the Original Agreement.

Under the Amended and Restated Agreement, the Company has agreed to repay Seaport Global for Gap Financing, concurrently with the consummation of a public equity offering by the Company of its Class A voting common stock , in an amount of cash (the “Cash Payment Amount”) equal to (i) one hundred five percent (105%) of the amount of the Gap Financing if paid before December 31, 2016 and (ii) one hundred eleven and one tenth percent (111.1%) of the amount of Gap Financing if paid on or after January 1, 2017.

To the extent that the Company is unwilling or otherwise unable to consummate such public equity offering, the Company has agreed to issue up to the Share Cap (as defined below) in shares of Class A voting common stock in an amount equal to the purchase price of any 8.750% Senior Notes the repurchase of which is financed by Seaport Global, divided by (i) with respect to any financing prior to the approval of any such issuance by holders of a majority of the issued and outstanding shares of Class A voting common stock (“Stockholder Approval”), 90% of the closing price of the Class A voting common stock on September 28, 2016 and (ii) with respect to any financing subsequent to the Stockholder Approval of shares, 90% of the closing price of the Class A voting common stock on the most recently completed trading date prior to the date that shares of Class A voting common stock are delivered to Seaport Global. The number of shares of Class A voting common stock that the Company may issue to Seaport Global under the Facilitation Agreement (the “Share Cap”) is limited to the lesser of (a) 460,000 shares of Class A voting common stock and (b) a number of shares of Class A voting common stock that would, as a result of the issuance thereof to Seaport Global, cause EFR Guernsey Holding Limited, the Company’s majority stockholder (the “EFR Guernsey”), to hold less than a majority of the issued and outstanding shares of Class A voting common stock.

As of September 30, 2016, the Company recorded $2,063,320 as long-term debt on its balance sheet as a result of this Gap Financing.

12. Long-Term Debt

The Company’s debt consists of the following:

December 31,	2015	2014
Revolving credit facility	$87,000,000	$49,000,000
8.75% senior notes	220,000,000	220,000,000
Less discount on 8.75% senior notes	(3,575,000)	(4,675,000)
Other	285,512	288,529

	$303,710,512	$264,613,529

Senior Revolving Credit Facility

In March 2013, the Company entered into a $400,000,000 syndicated credit facility agreement (“revolving credit facility”) with Wells Fargo Bank (as Administrative Agent). The initial borrowing base was set at $105,000,000. The borrowing base shall be re-determined semi-annually based on the credit agreement, and such re-determined borrowing base shall become effective and applicable on April 1 and October 1 of each year commencing October 1, 2013. The revolving credit facility matures on March 14, 2018. As of December 31, 2014, $49,000,000 was borrowed under the revolving credit facility. The borrowing base as of December 31, 2014 was $150,000,000.

The revolving credit facility may be used for loans and, subject to a $2,500,000 sub-limit, letters of credit. The Company has not drawn any advances on the letter of credit as of December 31, 2014. The revolving credit facility provides for a commitment fee of 0.5% based on the unused portion of the borrowing base under the revolving credit facility.

Borrowings under the revolving credit facility, at the Company’s election, bear interest at either: (i) an alternate base rate (“ABR”) equal to the higher of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5% per annum, and (c) the adjusted LIBO rate of a three-month interest period on such day plus 1.0%; or (ii) the adjusted LIBO rate, which is the rate stated on Reuters screen LIBOR01 page, for one, two, three, six or twelve months, as adjusted for statutory reserve requirements for Eurocurrency liabilities, plus, in each of the cases described in clauses (i) and (ii) above, an applicable margin ranging from 1.0% to 2.0% for ABR loans and from 2.0 to 3.0% for adjusted LIBO rate loans.

The revolving credit facility requires the Company to maintain certain financial ratios and limits the amount of indebtedness the Company can incur. Subject to certain permitted liens, the Company’s obligations under the revolving credit facility have been secured by the grant of a first priority lien on no less than 80% of the value of the proved oil and gas properties of the Company and its subsidiaries.

In connection with the revolving credit facility, the Company and certain of its subsidiaries also entered into certain customary ancillary agreements and arrangement, which, among other things, provide that the indebtedness, obligations, and liabilities of the Company arising under or in connection with the revolving credit facility are unconditionally guaranteed by such subsidiaries. As of December 31, 2014, the Company was in compliance with all covenants including all financial ratios under the Wells Fargo led facility.

In June 2013, the Company entered into a $35,000,000 second lien term loan agreement (“2nd lien facility”) with Wells Fargo Energy Capital, Inc. (as Administrative Agent). The 2nd lien facility provides for a commitment fee of 0.75% based on the unused portion of the commitment amount under the 2nd lien facility. The 2nd lien facility matures on September 14, 2018. In February 2014, the 2nd lien facility was amended increasing the commitment amount to $55,000,000. In April 2014, the 2nd lien facility was fully paid and subsequently terminated.

On July 28, 2015, the Company closed a new $500,000,000 Senior Secured Credit Facility which replaced the $400,000,000 Wells Fargo led syndicated facility outlined above. The new facility was arranged by Citibank, N.A. and features an expanded borrowing base of $180,000,000 as of December 31, 2015, which is an increase over the $150,000,000 borrowing base available under the Wells Fargo led facility at December 31, 2014. The new facility provides additional liquidity for the Company and a lower interest rate. The new rate is a 25 basis point improvement over the LIBOR interest rate spread. The new facility provides for an extension in the maturity date to October 16, 2018, which represents a seven month extension over the Wells Fargo led facility. The financial covenants contained in this new facility are substantially the same as the previous facility. As of December 31, 2015, the Company was in compliance with all covenants including all financial ratios under the Citibank led facility. As of December 31, 2015, $87,000,000 was borrowed under the Citibank led revolving credit facility.

8.75% Senior Notes

On April 4, 2014, the Company issued at par $220,000,000 of 8.75% Senior Unsecured Notes due April 15, 2019 (“Notes”) to U.S. based institutional investors. The net proceeds from the offering of approximately $212,000,000 (after deducting purchasers’ discounts and offering expenses) were used to repay the Company’s revolving credit facility and 2nd lien facility, and for general corporate purposes. Under the 2nd lien term loan agreement, the Company was required to pay a prepayment fee of $1,100,000 in connection with the early prepayment of the facility equal to 2.0% of the principal balance that was prepaid. This facility was terminated upon repayment.

On or after April 15, 2016, the Company may redeem the Notes in whole or in part at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, on the Notes redeemed, to the applicable date of redemption, if redeemed during the twelve-month period beginning on April 15 of the years indicated below:

Year	Percentage
2016	106.563%
2017	104.375%
2018 and thereafter	100.000%

In addition, upon a change of control of the Company, holders of the Notes will have the right to require the Company to repurchase all or any part of their Notes for cash at a price equal to 101% of the aggregate principal amount of the Notes repurchased, plus any accrued and unpaid interest. The Notes were issued under and governed by an Indenture dated April 4, 2014, between the Company, Wells Fargo Bank, National Association, as trustee and the Company’s subsidiaries named therein as guarantors (the “Indenture”). The Indenture contains covenants that, among other things, limit the ability of the Company and its subsidiaries to: incur indebtedness; pay dividends or make other distributions on stock; purchase or redeem stock or subordinated indebtedness; make investments; create liens; enter into transactions with affiliates; sell assets; refinance certain indebtedness; and merge with or into other companies or transfer substantially all of the Company’s assets.

Debt Issuance Costs

The Company capitalizes certain direct costs associated with the issuance of long-term debt and amortizes such costs over the lives of the respective debt. During 2014, the Company capitalized approximately $3.5 million in costs associated with the issuance of the Notes and costs incurred for amendments to the Company’s Senior Revolving Credit Facility. With the payoff and termination of the 2nd lien facility, the Company expensed approximately $700,000 of debt issuance costs. At December 31, 2015 and 2014, the Company had approximately $2,900,000 and $3,300,000, respectively, of debt issuance costs remaining that are being amortized over the lives of the respective debt.